Net Income (Loss) Per Share (Details Textual) - shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Options [Member]
Net Income (Loss) Per Share (Textual)
Antidilutive shares	5,286,305	8,498,868
Restricted shares [Member]
Net Income (Loss) Per Share (Textual)
Antidilutive shares	4,906,268	2,843,252
Nonvested shares (Member)
Net Income (Loss) Per Share (Textual)
Antidilutive shares	3,000,000	3,000,000